Schedule of Key Valuation Inputs (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares
CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	0.219
Valuation date	Jan. 28, 2022	[1],[2],[3],[4],[5]
Maturity date	Jul. 07, 2023	[1],[2],[3],[4],[5]
Share price	$ 0.230	[1],[2],[3],[4],[5]
RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	1.85
Valuation date	Jan. 07, 2022	[1],[2],[5]
Maturity date	Jul. 07, 2023	[1],[2],[5]
Share price	$ 0.242	[1],[2],[5]
CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	0.212
Valuation date	Mar. 31, 2022	[1],[2],[3],[4],[5]
Maturity date	Jul. 07, 2023	[1],[2],[3],[4],[5]
Share price	$ 0.235	[1],[2],[3],[4],[5]
RCD Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2022	[1],[2],[5]
Maturity date	Jul. 07, 2023	[1],[2],[5]
Share price	$ 0.235	[1],[2],[5]
CD2 Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	Jun. 17, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.185	[1],[2],[5]
CD2 Note Four [Member]
Short-Term Debt [Line Items]
Valuation date	Jun. 30, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.150	[1],[2],[5]
CD1 Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	Jun. 30, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.150	[1],[2],[5]
RCD Note Five [Member]
Short-Term Debt [Line Items]
Valuation date	Jun. 30, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
CD1 Note Six [Member]
Short-Term Debt [Line Items]
Valuation date	Sep. 30, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.085	[1],[2],[5]
RCD Note Seven [Member]
Short-Term Debt [Line Items]
Valuation date	Sep. 30, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.085	[1],[2],[5]
CD Note Seven [Member]
Short-Term Debt [Line Items]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.085	[1],[2],[5]
CD Note Eight [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.125	[1],[2],[5]
RCD Note Nine [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.125	[1],[2],[5]
CD Note Nine [Member]
Short-Term Debt [Line Items]
Valuation date	Dec. 31, 2022	[1],[2],[5]
Maturity date	Mar. 31, 2025	[1],[2],[5]
Share price	$ 0.125	[1],[2],[5]
Measurement Input Contractual Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	7.50	[3]
Measurement Input Contractual Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	9.00
Measurement Input Contractual Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	9.00
Measurement Input Contractual Interest Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	10.50
Measurement Input Contractual Interest Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note	10.50
Measurement Input Contractual Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	9.00
Measurement Input Contractual Interest Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note	7.50
Measurement Input Contractual Interest Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	9.00
Measurement Input Contractual Interest Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	10.50
Measurement Input Contractual Interest Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note	7.50	[4]
Measurement Input Contractual Interest Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	9.00
Measurement Input Contractual Interest Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	10.50	[4]
Measurement Input, Option Volatility [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	120	[3]
Measurement Input, Option Volatility [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	130
Measurement Input, Option Volatility [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note	120	[4]
Measurement Input, Option Volatility [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	120
Measurement Input, Option Volatility [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	120	[4]
Measurement Input, Credit Spread [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	8.70	[3]
Measurement Input, Credit Spread [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	9.21
Measurement Input, Credit Spread [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	8.85
Measurement Input, Credit Spread [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	8.85
Measurement Input, Credit Spread [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	9.45
Measurement Input, Credit Spread [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note	10.71
Measurement Input, Credit Spread [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	10.71
Measurement Input, Credit Spread [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	10.71
Measurement Input, Credit Spread [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note	13.31
Measurement Input, Credit Spread [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	13.31
Measurement Input, Credit Spread [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	13.31
Measurement Input, Credit Spread [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note	7.08	[4]
Measurement Input, Credit Spread [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	7.08
Measurement Input, Credit Spread [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	7.08	[4]
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
CD2 note	13.0
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	0.92	[3]
Measurement Input, Risk Free Interest Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	0.65
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	1.80
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	1.80
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	3.28
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note	2.95
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	2.95
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	2.95
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note	4.19
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	4.19
Measurement Input, Risk Free Interest Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	4.19
Measurement Input, Risk Free Interest Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note	4.32	[4]
Measurement Input, Risk Free Interest Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	4.32
Measurement Input, Risk Free Interest Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	4.32	[4]
Measurement Input Risk Adjusted Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
CD2 note	16.18	[3]
Measurement Input Risk Adjusted Rate [Member] | RCD Note One [Member]
Short-Term Debt [Line Items]
CD2 note	16.39
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
CD2 note	17.12
Measurement Input Risk Adjusted Rate [Member] | RCD Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	17.12
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Three [Member]
Short-Term Debt [Line Items]
CD2 note	20.95
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Four [Member]
Short-Term Debt [Line Items]
CD2 note	21.78
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	19.89
Measurement Input Risk Adjusted Rate [Member] | RCD Note Five [Member]
Short-Term Debt [Line Items]
CD2 note	19.89
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Six [Member]
Short-Term Debt [Line Items]
CD2 note	23.35
Measurement Input Risk Adjusted Rate [Member] | RCD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	23.35
Measurement Input Risk Adjusted Rate [Member] | CD Note Seven [Member]
Short-Term Debt [Line Items]
CD2 note	25.21
Measurement Input Risk Adjusted Rate [Member] | CD Note Eight [Member]
Short-Term Debt [Line Items]
CD2 note	17.85	[4]
Measurement Input Risk Adjusted Rate [Member] | RCD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	17.85
Measurement Input Risk Adjusted Rate [Member] | CD Note Nine [Member]
Short-Term Debt [Line Items]
CD2 note	19.76	[4]

[1]	A project risk rate of 13.0% was used for all scenarios of the RCD fair value computations
[2]	CD1 and RCD carry an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[3]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date and as of March 31, 2022. The CD2 carried a DLOM of 10.0% as of the issuance date and June 30, 2022
[4]	The conversion price of the CD1 is $0.219 and CD2 is $0.212 as of December 31, 2022
[5]	The valuation of the RCD is driven by the aggregation of (i) the present value of future potential cash flow to the royalty holder, in the event that the RCD is converted to a royalty, utilizing an estimate of future metal sales and Monte Carlo simulations of future metal prices, and (ii) the computation of the present value assuming no conversion to the 1.85% gross revenue royalty. The valuation of (i) is compared to the valuation of (ii) for each simulation, with the higher value used in the aggregation to arrive at the fair value of the RCD. This results in an implied probability of the RCD being converted to the royalty, in the event that the Stream is advanced. Based on this methodology, as of December 31. 2022, the implied probability of the RCD being converted to a 1.85% royalty, in the event that the Stream is advanced, was 98%. Credit spread, Risk-free rate, and Risk-adjusted rate shown for the RCD are applicable to the scenario where the Stream is not advanced. There are immaterial differences in these inputs for the scenario where the Stream is advanced. As of December 31, 2022 these were 6.71%, 4.36%, and 17.55% respectively for the Scenario where the Stream is advanced